[FORTIS FINANCIAL GROUP LETTERHEAD]



March 5, 1997


Securities and Exchange Commission
450 Fifth St. N.W.
Washington, D.C.   20549

RE:  Fortis Worldwide Portfolios, Inc.
     File No.33-39906

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of
1933, Fortis Worldwide Portfolios, Inc. (the "Company") certifies that:

(1) the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (Post-effective
Amendment #9, filed February 28, 1997); and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Scott R. Plummer

Scott R. Plummer
Vice-President and Corporate Counsel